Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Equity

Note 7 – Equity

All share amounts have been adjusted to reflect a 1:200 reverse split effective March 7, 2022.

For the three months ended September 30, 2022:

During the three months ended September 30, 2022, the Company issued 1,070,922 shares of common stock for professional consulting services. The shares were valued at $188,128 upon issuance.

During the three months ended September 30, 2022, the Company issued 800,000 shares of common stock for commitment fees under a note payable. These shares were valued at $144,800 upon issuance.

During the three months ended September 30, 2022, the Company issued 350,000 shares of common stock as a charitable donation. The shares were valued at $52,500 upon issuance.

During the three months ended September 30, 2022, the Company received 36,500 shares of common stock from a former investor. The shares can be re-issued.

For the three months ended September 30, 2021:

During the three months ended September 30, 2021, the Company issued 12,500 shares of common stock for professional consulting services. The shares were valued at $32,750 upon issuance.

During the three months ended September 30, 2021, the Company issued 450,000 shares of common stock in exchange for proceeds under the Equity Purchase Agreement. These shares were valued at $1,091,000 upon issuance.

See the capital structure section in Note 1 for disclosure of the equity components included in the Company's consolidated financial statements.

Warrants

Warrants are granted with an exercise price no less than the fair market value of the warrant on the date of the grant and vest immediately. A June 2022 warrant is entitled to convert into one common share at an exercise price of $0.50. An August 2022 warrant is entitled to convert into one common share at an exercise price of $0.01. Both warrant exercise prices are subject to adjustment. The Company granted 600,000 warrants on June 21, 2022 and 1,000,000 warrants on August 31, 2022 to an investor, pursuant to two notes payable (Note 4). The fair value of the August 2022 warrants was $150,000 at September 30, 2022. There are no unvested warrants.

The fair value of each equity-based award is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table at September 30, 2022:

Stock price volatility	175%
Expected term	5 years
Discount rate	3.30%
Expected dividends	0%

The fair value of each equity-based award is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table at June 30, 2022:

Stock price volatility	190%
Expected term	1 year
Risk-free interest rate	3.21%
Expected dividends	0%

A summary of the warrant status at September 31, 2022 and June 30, 2022 and changes during the three months ended is presented below. There were no warrants outstanding during the three months ended September 30, 2021.

	Warrants	Weighted Average Exercise Price
Outstanding, June 30, 2022	600,000	$0.50
Granted	1,000,000	0.01
Forfeited	-	-
Outstanding, September 30, 2022	1,600,000	$0.048

Exercisable, end of period	$600,000	$0.50

A further summary of warrants outstanding at September 30, 2022 is as follows:

	Exercise	Number	Number	Weighted Average	Intrinsic
Warrants	Price	Exercisable	Outstanding	Remaining Life	Value
600,000	$ 0.50	600,000	600,000	4.75 years	$ 0
1,000,000	$ 0.01	-	1,000,000	5 years	$ 150,000

Note 8 – Equity

All share amounts have been adjusted to reflect a 1:200 reverse split effective March 7, 2022.

For the year ended June 30, 2022:

During the year ended June 30, 2022, the Company issued 73,517 shares of common stock for services.

During the year ended June 30, 2022, the Company issued 500,000 shares of common stock under a Purchase Agreement.

During the year ended June 30, 2022, the Company issued 1,125,000 shares of common stock in exchange for proceeds under the Equity Purchase Agreement.

During the year ended June 30, 2022, the Company issued 1,812,500 shares of common stock as commitment shares in a structured loan.

During the year ended June 30, 2022, the Company cancelled 241,303 shares of common stock representing fractional shares resulting from the 1:200 reverse split.

During the year ended June 30, 2022, the Company entered into exchange agreements to issue 11,414 shares of Preferred Series F stock.

During the year ended June 30, 2022, the Company cancelled 500,000 shares of Preferred Series E stock.

During the year ended June 30, 2022, the Company issued 51 shares of Preferred Series G stock under terms of employment agreements.

During the year ended June 30, 2022, the Company issued 600,000 warrants to an investor.

For the year ended June 30, 2021:

During the year ended June 30, 2021, the Company issued 529,000 shares of common stock for professional consulting services. These shares were valued at $2,778,550 upon issuance during the year ended June 30, 2021.

During the year ended June 30, 2021, the Company issued 6,914,064 shares of common stock for debt reduction. These shares were valued at $13,031,235 upon issuance during the year ended June 30, 2021.

During the year ended June 30, 2021, the Company issued 1,248,961 shares of common stock to warrant holders in six cashless transactions.

During the year ended June, 2021, the Company issued 3,279,693 shares of common stock under the Equity Purchase Agreement. These shares were valued at $13,601,329 upon issuance during the year ended June 30, 2021.

During the year ended June 30, 2021, the Company issued 250,000 shares of common stock as collateral for the line of credit. The shares were held in the Company's name and serve as collateral for a line of credit with a bank.

During the year ended June 30, 2021, the Company issued 50,000 shares of common stock for the acquisition of Classroom Technology Solutions, Inc. These shares were valued at $151,000 upon issuance during the year ended June 30, 2021.

See the capital structure section in Note 1 for disclosure of the equity components included in the Company's consolidated financial statements.

Warrants

Warrants are granted with an exercise price no less than the fair market value of the warrant on the date of the grant and vest immediately.  A warrant is entitled to convert into one common share at an exercise price of $0.50.  There are 600,000 warrants granted on June 21, 2022.

The fair value of each equity-based award is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table for the year ended June 30, 2022:

Stock price volatility	190%
Expected term	1 year
Risk-free interest rate	3.21%
Expected dividends	0%

A summary of the warrant status at June 30, 2022 and changes during the year ended is presented below.  There were no warrants outstanding during the year ended June 30, 2021.

	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	-	$ -
Granted	600,000	0.50
Forfeited	-	-
Outstanding, end of year	600,000	$ 0.50

Exercisable, end of year	600,000

A further summary of warrants outstanding at June 30, 2022 is as follows:

Warrants	Exercise price	Number Exercisable	Number Outstanding	Weighted Average Remaining Life	Intrinsic Value
600,000	$ 0.50	600,000	600,000	5 years	Amount is negligible

There are no unvested warrants.